Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Baird Funds, Inc.
Entity Central Index Key	0001282693
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BUBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 6,645,668,615
Holdings Count | $ / shares	376
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,645,668,615
Number of Holdings	376
Portfolio Turnover	44%
Average Credit Quality	A+
Effective Duration	0.53 years

Weighted Average Maturity	0.56 years
30-Day SEC Yield	4.88%
30-Day SEC Yield Unsubsidized	4.73%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BUBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 6,645,668,615
Holdings Count | $ / shares	376
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,645,668,615
Number of Holdings	376
Portfolio Turnover	44%
Average Credit Quality	A+
Effective Duration	0.53 years

Weighted Average Maturity	0.56 years
30-Day SEC Yield	5.13%
30-Day SEC Yield Unsubsidized	4.98%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 10,353,722,233
Holdings Count | $ / shares	467
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$10,353,722,233
Number of Holdings	467
Portfolio Turnover	47%
Average Credit Quality	AA-

Effective Duration	1.85 years
Weighted Average Maturity	2.02 years
30-Day SEC Yield	4.53%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 10,353,722,233
Holdings Count | $ / shares	467
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$10,353,722,233
Number of Holdings	467
Portfolio Turnover	47%
Average Credit Quality	AA-

Effective Duration	1.85 years
Weighted Average Maturity	2.02 years
30-Day SEC Yield	4.78%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 9,866,903,814
Holdings Count | $ / shares	745
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,866,903,814
Number of Holdings	745
Portfolio Turnover	26%
Average Credit Quality	AA-

Effective Duration	3.76 years
Weighted Average Maturity	4.36 years
30-Day SEC Yield	4.34%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 9,866,903,814
Holdings Count | $ / shares	745
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,866,903,814
Number of Holdings	745
Portfolio Turnover	26%
Average Credit Quality	AA-

Effective Duration	3.76 years
Weighted Average Maturity	4.36 years
30-Day SEC Yield	4.59%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 46,399,392,040
Holdings Count | $ / shares	1,810
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$46,399,392,040
Number of Holdings	1,810
Portfolio Turnover	17%
Average Credit Quality	AA

Effective Duration	6.13 years
Weighted Average Maturity	8.23 years
30-Day SEC Yield	4.22%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 46,399,392,040
Holdings Count | $ / shares	1,810
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$46,399,392,040
Number of Holdings	1,810
Portfolio Turnover	17%
Average Credit Quality	AA

Effective Duration	6.13 years
Weighted Average Maturity	8.23 years
30-Day SEC Yield	4.47%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BCOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 30,371,634,739
Holdings Count | $ / shares	1,630
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$30,371,634,739
Number of Holdings	1,630
Portfolio Turnover	19%
Average Credit Quality	AA

Effective Duration	5.90 years
Weighted Average Maturity	7.97 years
30-Day SEC Yield	4.41%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BCOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 30,371,634,739
Holdings Count | $ / shares	1,630
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$30,371,634,739
Number of Holdings	1,630
Portfolio Turnover	19%
Average Credit Quality	AA

Effective Duration	5.90 years
Weighted Average Maturity	7.97 years
30-Day SEC Yield	4.66%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BTMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 1,537,883,393
Holdings Count | $ / shares	1,056
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,537,883,393
Number of Holdings	1,056
Portfolio Turnover	16%
Average Credit Quality	A+

Effective Duration	2.13 years
Weighted Average Maturity	2.45 years
30-Day SEC Yield	3.30%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 1,537,883,393
Holdings Count | $ / shares	1,056
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,537,883,393
Number of Holdings	1,056
Portfolio Turnover	16%
Average Credit Quality	A+

Effective Duration	2.13 years
Weighted Average Maturity	2.45 years
30-Day SEC Yield	3.55%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 1,224,285,632
Holdings Count | $ / shares	1,151
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,224,285,632
Number of Holdings	1,151
Portfolio Turnover	22%
Average Credit Quality	A+

Effective Duration	3.95 years
Weighted Average Maturity	4.25 years
30-Day SEC Yield	3.41%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 1,224,285,632
Holdings Count | $ / shares	1,151
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,224,285,632
Number of Holdings	1,151
Portfolio Turnover	22%
Average Credit Quality	A+

Effective Duration	3.95 years
Weighted Average Maturity	4.25 years
30-Day SEC Yield	3.66%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 1,049,246,273
Holdings Count | $ / shares	602
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,049,246,273
Number of Holdings	602
Portfolio Turnover	8%
Average Credit Quality	AA+

Effective Duration	4.12 years
Weighted Average Maturity	4.48 years
30-Day SEC Yield	3.07%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 1,049,246,273
Holdings Count | $ / shares	602
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,049,246,273
Number of Holdings	602
Portfolio Turnover	8%
Average Credit Quality	AA+

Effective Duration	4.12 years
Weighted Average Maturity	4.48 years
30-Day SEC Yield	3.32%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 3,459,174,556
Holdings Count | $ / shares	2,406
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,459,174,556
Number of Holdings	2,406
Portfolio Turnover	13%
Average Credit Quality	AA-

Effective Duration	4.55 years
Weighted Average Maturity	4.81 years
30-Day SEC Yield	3.43%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 3,459,174,556
Holdings Count | $ / shares	2,406
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,459,174,556
Number of Holdings	2,406
Portfolio Turnover	13%
Average Credit Quality	AA-

Effective Duration	4.55 years
Weighted Average Maturity	4.81 years
30-Day SEC Yield	3.68%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 238,702,581
Holdings Count | $ / shares	468
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$238,702,581
Number of Holdings	468
Portfolio Turnover	25%
Average Credit Quality	A

Effective Duration	6.10 years
Weighted Average Maturity	7.11 years
30-Day SEC Yield	3.56%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 238,702,581
Holdings Count | $ / shares	468
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)

Net Assets	$238,702,581
Number of Holdings	468
Portfolio Turnover	25%
Average Credit Quality	A

Effective Duration	6.10 years
Weighted Average Maturity	7.11 years
30-Day SEC Yield	3.81%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BMDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$51	1.06%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 2,229,654,959
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$2,229,654,959
Number of Holdings	59

Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Securities	(% of total investments)
First American Government Obligations Fund	3.0%
Dexcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.6%
ICON PLC	2.5%
CDW Corp.	2.5%
IDEXX Laboratories, Inc.	2.5%
Tyler Technologies, Inc.	2.4%
Diamondback Energy, Inc.	2.4%
Copart, Inc.	2.3%
Burlington Stores, Inc.	2.3%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$39	0.81%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 2,229,654,959
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$2,229,654,959
Number of Holdings	59

Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Securities	(% of total investments)
First American Government Obligations Fund	3.0%
Dexcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.6%
ICON PLC	2.5%
CDW Corp.	2.5%
IDEXX Laboratories, Inc.	2.5%
Tyler Technologies, Inc.	2.4%
Diamondback Energy, Inc.	2.4%
Copart, Inc.	2.3%
Burlington Stores, Inc.	2.3%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 164,712,797
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$164,712,797
Number of Holdings	63

Portfolio Turnover	38%

Holdings [Text Block]

Top 10 Securities	(% of total investments)
BWX Technologies, Inc.	3.2%
Descartes Systems Group, Inc.	2.7%
Kadant, Inc.	2.6%
Tyler Technologies, Inc.	2.6%
Shift4 Payments, Inc.	2.5%
Watsco, Inc.	2.4%
Insulet Corp.	2.4%
Kinsale Capital Group, Inc.	2.3%
Matador Resources Co.	2.3%
IDEX Corp.	2.2%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 164,712,797
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$164,712,797
Number of Holdings	63

Portfolio Turnover	38%

Holdings [Text Block]

Top 10 Securities	(% of total investments)
BWX Technologies, Inc.	3.2%
Descartes Systems Group, Inc.	2.7%
Kadant, Inc.	2.6%
Tyler Technologies, Inc.	2.6%
Shift4 Payments, Inc.	2.5%
Watsco, Inc.	2.4%
Insulet Corp.	2.4%
Kinsale Capital Group, Inc.	2.3%
Matador Resources Co.	2.3%
IDEX Corp.	2.2%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	BSVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$76	1.50%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 64,158,134
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$64,158,134
Number of Holdings	43

Portfolio Turnover	38%

Holdings [Text Block]

Top 10 Securities	(% of total investments)
Cadre Holdings, Inc.	5.6%
Chefs’ Warehouse, Inc.	5.5%
Universal Display Corp.	5.5%
Sportradar Group AG	5.4%
Fluor Corp.	5.3%
Envestnet, Inc.	4.6%
Merit Medical Systems, Inc.	4.5%
Madison Square Garden Sports Corp.	4.3%
Valmont Industries, Inc.	4.0%
AvidXchange Holdings, Inc.	4.0%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	BSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 64,158,134
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$64,158,134
Number of Holdings	43

Portfolio Turnover	38%

Holdings [Text Block]

Top 10 Securities	(% of total investments)
Cadre Holdings, Inc.	5.6%
Chefs’ Warehouse, Inc.	5.5%
Universal Display Corp.	5.5%
Sportradar Group AG	5.4%
Fluor Corp.	5.3%
Envestnet, Inc.	4.6%
Merit Medical Systems, Inc.	4.5%
Madison Square Garden Sports Corp.	4.3%
Valmont Industries, Inc.	4.0%
AvidXchange Holdings, Inc.	4.0%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 942,926,034
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$942,926,034
Number of Holdings	32

Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Securities (% of total investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Waste Connections, Inc.	5.1%
Constellation Software, Inc.	5.0%
ASML Holding NV	5.0%
Novo Nordisk AS	4.9%
Tata Consultancy Services Ltd.	4.6%
HDFC Bank Ltd.	4.4%
Recruit Holdings Co. Ltd.	4.0%
Prosus NV	3.9%
Keyence Corp.	3.8%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 942,926,034
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$942,926,034
Number of Holdings	32

Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Securities (% of total investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Waste Connections, Inc.	5.1%
Constellation Software, Inc.	5.0%
ASML Holding NV	5.0%
Novo Nordisk AS	4.9%
Tata Consultancy Services Ltd.	4.6%
HDFC Bank Ltd.	4.4%
Recruit Holdings Co. Ltd.	4.0%
Prosus NV	3.9%
Keyence Corp.	3.8%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Investor Class
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 365,661,820
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$365,661,820
Number of Holdings	44

Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Securities (% of total investments)
NVIDIA Corp.	5.1%
Alphabet, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Novo Nordisk AS	4.2%
Mastercard, Inc.	4.0%
ASML Holding NV	4.0%
Constellation Software, Inc.	3.8%
Regeneron Pharmaceuticals, Inc.	3.7%
Waste Connections, Inc.	3.5%
Amazon.com, Inc.	3.4%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
Net Assets	$ 365,661,820
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$365,661,820
Number of Holdings	44

Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Securities (% of total investments)
NVIDIA Corp.	5.1%
Alphabet, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Novo Nordisk AS	4.2%
Mastercard, Inc.	4.0%
ASML Holding NV	4.0%
Constellation Software, Inc.	3.8%
Regeneron Pharmaceuticals, Inc.	3.7%
Waste Connections, Inc.	3.5%
Amazon.com, Inc.	3.4%

Updated Prospectus Web Address	https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.